Capital Disclosures	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Capital Disclosures
22	CAPITAL DISCLOSURES

The Company’s objectives when managing capital are to safeguard its assets and maintain a competitive cost structure, continue as a going concern and provide returns to its shareholders. In addition, the Company works with all relevant stakeholders to ensure the safety of its operations and employees and remain in compliance with all environmental regulations.

The Company’s main objectives when managing capital are:

•	to structure the repayment of obligations in line with the expected lives of the Company’s principal revenue generating assets;

•	to ensure the Company has access to capital to fund contractual obligations as they become due and to ensure adequate cash levels to withstand the impact of unfavorable economic conditions;

•	to maintain the Company’s credit ratings to facilitate access to capital markets at competitive interest rates; and

•	to access capital markets to fund its growth initiatives.

The Company’s capital comprises net debt and equity:

	December 31, 2018	December 31, 2017
Total bank debt	$37,859	$38,640
Less cash and cash equivalents	(11,920)	(7,091)

Net debt	25,939	31,549
Total equity	100,696	81,043

	$126,635	$112,592

It is the Company’s intention to meet its obligations through the collection of current accounts receivable and cash. As at December 31, 2018, the Company has access to an operating loan facility up to CA$13,000, less $261 and CA$38 outstanding letters of credit.

As at December 31, 2018, $2,000 was outstanding on the operating loan (as at December 31, 2017, $nil was outstanding on the operating loan, and $261 and CA$38 outstanding on the letters of credit). As at December 31, 2018, the operating loan borrowing base was CA$11,509 based on a percentage of the Company’s outstanding accounts receivable less the issued letters of credit. If the current resources and cash generated from operations are insufficient to satisfy its obligations, the Company may seek to issue additional equity or to arrange debt or other financing.